Share Capital and Preference Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share Capital
Shares authorized (in shares)	500,000,000
Par value per share (in dollar per share)	$ 0.01
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of period	$ 1,983,122	$ 1,763,134
Purchase of treasury shares	(13,673)	(62)
Treasury shares distributed for awards vested or exercised in the period	46	86
Equity raising fees	(488)
Dividend declared deducted from contributed surplus due to accumulated deficit	(82,111)	(71,223)
Balance at the end of the period	$ 1,882,468	1,863,069
Issued capital | Common shares/units
Share Capital
Par value per share (in dollar per share)	$ 0.01
Shares issued	80,861,350
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of period (in shares)	80,861,246
Balance at beginning of period	$ 810	810
Purchase of treasury shares (in shares)	(212,111)
Treasury shares distributed for awards vested or exercised in the period (in shares)	212,215
Outstanding at end of period (in shares)	80,861,350
Balance at the end of the period	$ 810	810
Issued capital | Preference shares/units
Share Capital
Shares issued	4,600,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of period (in shares)	4,600,000
Balance at beginning of period	$ 46	46
Outstanding at end of period (in shares)	4,600,000
Balance at the end of the period	$ 46	46
Treasury shares
Share Capital
Shares issued	131,776
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of period (in shares)	131,880
Balance at beginning of period	$ (3,266)	(6,960)
Purchase of treasury shares (in shares)	212,111
Purchase of treasury shares	$ (3,752)	(62)
Treasury shares distributed for awards vested or exercised in the period (in shares)	(212,215)
Treasury shares distributed for awards vested or exercised in the period	$ 4,676	2,550
Outstanding at end of period (in shares)	131,776
Balance at the end of the period	$ (2,342)	(4,472)
Contributed surplus
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of period	850,576	911,766
Equity raising fees	(580)
Dividend declared deducted from contributed surplus due to accumulated deficit	(29,289)	(28,452)
Balance at the end of the period	$ 820,707	$ 883,314